FINANCIAL RISK MANAGEMENT - INTEREST RATE RISK - Disclosure of Hedge Accounting Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Interest rate swaps and options designated as cash flow hedges	$ 37.8	$ (9.4)	$ (11.6)
Interest rate swaps and options designated as cash flow hedges	(10.1)	0.0	0.0
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Interest rate swaps and options designated as cash flow hedges	$ 0.0	$ 0.6	$ 0.0